UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               --------------

Check here if Amendment (  ); Amendment Number: ______________

This Amendment (Check only one.): (  ) is a restatement.
                                  (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TIFF Advisory Services, Inc.
           ---------------------------------------------------
Address:   Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
           ---------------------------------------------------
           West Conshohocken, PA 19428
           ---------------------------------------------------

Form 13F File Number: 028-11995
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian A. Szautner
         ------------------------------------------------------
Title:   Chief Compliance Officer, TIFF Advisory Services, Inc.
         ------------------------------------------------------
Phone:   610-684-8017
         ------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christian A. Szautner         West Conshohocken, PA           May 3, 2013
-------------------------         ---------------------           -----------
(Signature)                       (City, State)                   (Date)

Report Type (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-05508                  AJO, LP

28-04097                  Shapiro Capital Management LLC

28-11450                  Mondrian Investment Partners Limited

28-03743                  Marathon Asset Management, LLP

28-04557                  Wellington Management Company, LLP

28-13826                  Brookfield Investment Management Inc.

28-01399                  Southeastern Asset Management, Inc.

28-11089                  Lansdowne Partners Limited Partnership


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ---
Form 13F Information Table Entry Total:     113
                                            ---
Form 13F Information Table Value Total (in thousands):     $218,605
                                                           --------

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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ITEM 1:                          ITEM 2:           ITEM 3:   ITEM 4:    ITEM 5:      ITEM 6:            ITEM 7:   ITEM 8:
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                                                                                     INVESTMENT
                                                                                     DISCRETION         MANAGERS  VOTING AUTH.
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                                                             MARKET     SHARES OR         (B)     (C)
                                                             VALUE (IN  PRINCIPAL    (A)  SHARED  SHARED          (A)   (B)    (C)
NAME OF ISSUER                   TITLE OF CLASS    CUSIP     THOUSANDS) AMT.         SOLE DEFINED OTHER           SOLE  SHARED NONE
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
AETNA INC NEW                    COM               00817Y108       179      3,500 SH   X                         3,500
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ALCATEL-LUCENT                   SPONSORED ADR     013904305        20     15,200 SH   X                        15,200
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ALLIANCE DATA SYSTEMS CORP       COM               018581108     1,344      8,300 SH   X                         8,300
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ALTRIA GROUP INC                 COM               02209S103       492     14,300 SH   X                        14,300
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AMAZON COM INC                   COM               023135106     4,850     18,200 SH   X                        18,200
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AMERICA MOVIL SAB DE CV          SPON ADR L SHS    02364W105       413     19,700 SH   X                        19,700
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AMERICAN EXPRESS CO              COM               025816109     1,477     21,900 SH   X                        21,900
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AMERICAN INTL GROUP INC          COM NEW           026874784     2,849     73,400 SH   X                        73,400
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AMERIPRISE FINL INC              COM               03076C106        52        700 SH   X                           700
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AOL INC                          COM               00184X105        89      2,300 SH   X                         2,300
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APPLE INC                        COM               037833100     4,249      9,600 SH   X                         9,600
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BAKER HUGHES INC                 COM               057224107        65      1,400 SH   X                         1,400
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BANCO SANTANDER SA               ADR               05964H105        16      2,417 SH   X                         2,417
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BANK MONTREAL QUE                COM               063671101       554      8,800 SH   X                         8,800
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BANK OF AMERICA CORPORATION      COM               060505104     2,781    228,300 SH   X                       228,300
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BCE INC                          PUT               05534B950       748     16,000 SH   X                        16,000
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BERKSHIRE HATHAWAY INC DEL       CL B NEW          084670702     3,084     29,600 SH   X                        29,600
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BRISTOL MYERS SQUIBB CO          COM               110122108       313      7,600 SH   X                         7,600
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CABLEVISION SYS CORP             CL A NY CABLVS    12686C109     1,430     95,600 SH   X                        95,600
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CBRE GROUP INC                   CL A              12504L109     2,124     84,100 SH   X                        84,100
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CBS CORP NEW                     CL A              124857103       477     10,300 SH   X                        10,300
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CBS CORP NEW                     CL B              124857202     1,466     31,400 SH   X                        31,400
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CEMEX SAB DE CV                  SPON ADR NEW      151290889       410     33,600 SH   X                        33,600
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CIT GROUP INC                    COM NEW           125581801       878     20,200 SH   X                        20,200
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CITIGROUP INC                    COM NEW           172967424     2,039     46,100 SH   X                        46,100
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COGNIZANT TECHNOLOGY SOLUTIO     CL A              192446102        54        700 SH   X                           700
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COSTCO WHSL CORP NEW             COM               22160K105     4,531     42,700 SH   X                        42,700
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DELL INC                         COM               24702R101        44      3,100 SH   X                         3,100
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DELTA AIR LINES INC DEL          COM NEW           247361702       251     15,200 SH   X                        15,200
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DEVON ENERGY CORP NEW            COM               25179M103        23        400 SH   X                           400
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DIRECTV                          COM               25490A309       600     10,600 SH   X                        10,600
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DISCOVERY COMMUNICATNS NEW       COM SER A         25470F104       118      1,500 SH   X                         1,500
------------------------------------------------------------------------------------------------------------------------------------
DISCOVERY COMMUNICATNS NEW       COM SER C         25470F302        63        900 SH   X                           900
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DST SYS INC DEL                  COM               233326107       812     11,400 SH   X                        11,400
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EBAY INC                         COM               278642103     1,681     31,000 SH   X                        31,000
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EMBRAER S A                      SP ADR REP 4 COM  29082A107       210      5,900 SH   X                         5,900
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EXCO RESOURCES INC               COM               269279402        28      3,900 SH   X                         3,900
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EXPEDITORS INTL WASH INC         COM               302130109       239      6,700 SH   X                         6,700
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EXXON MOBIL CORP                 COM               30231G102    15,111    167,700 SH   X                       167,700
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FEDERATED INVS INC PA            CL B              314211103       260     11,000 SH   X                        11,000
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FIRST REP BK SAN FRANCISCO C     COM               33616C100        42      1,100 SH   X                         1,100
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FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS    344419106       136      1,200 SH   X                         1,200
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FORD MTR CO DEL                  COM PAR $0.01     345370860     1,425    108,400 SH   X                       108,400
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GARTNER INC                      COM               366651107     2,231     41,000 SH   X                        41,000
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GENERAL ELECTRIC CO              COM               369604103       712     30,800 SH   X                        30,800
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GIANT INTERACTIVE GROUP INC      ADR               374511103        69     10,600 SH   X                        10,600
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GOOGLE INC                       CL A              38259P508     1,509      1,900 SH   X                         1,900
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HALLIBURTON CO                   COM               406216101       141      3,500 SH   X                         3,500
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HEALTH MGMT ASSOC INC NEW        CL A              421933102       272     21,100 SH   X                        21,100
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HEWLETT PACKARD CO               COM               428236103       138      5,800 SH   X                         5,800
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HUNT J B TRANS SVCS INC          COM               445658107       186      2,500 SH   X                         2,500
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HUNTINGTON BANCSHARES INC        COM               446150104     1,081    146,300 SH   X                       146,300
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INFOSYS LTD                      SPONSORED ADR     456788108        54      1,000 SH   X                         1,000
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INTERNATIONAL BUSINESS MACHS     COM               459200101       298      1,399 SH   X                         1,399
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ISHARES TR                       MSCI EMERG MKT    464287234     2,528     59,100 SH      X                                   59,100
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JOHNSON & JOHNSON                COM               478160104     8,414    103,200 SH   X                       103,200
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JPMORGAN CHASE & CO              COM               46625H100       318      6,700 SH   X                         6,700
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KANSAS CITY SOUTHERN             COM NEW           485170302     3,249     29,300 SH   X                        29,300
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KROGER CO                        COM               501044101     1,405     42,400 SH   X                        42,400
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LAUDER ESTEE COS INC             CL A              518439104     1,991     31,100 SH   X                        31,100
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LAZARD LTD                       SHS A             G54050102     1,679     49,200 SH   X                        49,200
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LEGG MASON INC                   COM               524901105     1,614     50,200 SH   X                        50,200
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LEVEL 3 COMMUNICATIONS INC       COM NEW           52729N308       467     23,000 SH   X                        23,000
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LIBERTY GLOBAL INC               COM SER A         530555101     4,551     62,000 SH   X                        62,000
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LIBERTY GLOBAL INC               COM SER C         530555309     2,855     41,600 SH   X                        41,600
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LIBERTY INTERACTIVE CORP         LBT VENT COM A    53071M880        40        524 SH   X                           524
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LIBERTY INTERACTIVE CORP         INT COM SER A     53071M104       671     31,400 SH   X                        31,400
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LSI CORPORATION                  COM               502161102       887    130,800 SH   X                       130,800
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LUXOTTICA GROUP S P A            SPONSORED ADR     55068R202       267      5,300 SH   X                         5,300
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M & T BK CORP                    COM               55261F104       598      5,800 SH   X                         5,800
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MERCK & CO INC NEW               COM               58933Y105       124      2,800 SH   X                         2,800
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MGM RESORTS INTERNATIONAL        COM               552953101       999     76,000 SH   X                        76,000
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MICROSOFT CORP                   COM               594918104     3,708    129,600 SH   X                       129,600
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MINDRAY MEDICAL INTL LTD         SPON ADR          602675100       208      5,200 SH   X                         5,200
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MONSANTO CO NEW                  COM               61166W101     1,225     11,600 SH   X                        11,600
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MOODYS CORP                      COM               615369105       272      5,100 SH   X                         5,100
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NETEASE INC                      SPONSORED ADR     64110W102       137      2,500 SH   X                         2,500
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NII HLDGS INC                    CL B NEW          62913F201       111     25,700 SH   X                        25,700
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NORFOLK SOUTHERN CORP            COM               655844108        46        600 SH   X                           600
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NORTHROP GRUMMAN CORP            COM               666807102       217      3,100 SH   X                         3,100
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PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR     71654V408     1,210     73,000 SH   X                        73,000
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PHILIP MORRIS INTL INC           COM               718172109     1,177     12,700 SH   X                        12,700
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PITNEY BOWES INC                 COM               724479100        48      3,200 SH   X                         3,200
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PRICELINE COM INC                COM NEW           741503403     2,133      3,100 SH   X                         3,100
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PRICESMART INC                   COM               741511109        78      1,000 SH   X                         1,000
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PRINCIPAL FINL GROUP INC         COM               74251V102        85      2,500 SH   X                         2,500
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PROCTER & GAMBLE CO              COM               742718109       724      9,400 SH   X                         9,400
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RAYTHEON CO                      COM NEW           755111507       564      9,600 SH   X                         9,600
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REGIONS FINL CORP NEW            COM               7591EP100       786     96,000 SH   X                        96,000
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SAPIENT CORP                     COM               803062108       597     49,000 SH   X                        49,000
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SCOTTS MIRACLE GRO CO            CL A              810186106       657     15,200 SH   X                        15,200
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SEAGATE TECHNOLOGY PLC           SHS               G7945M107        69      1,900 SH   X                         1,900
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SHERWIN WILLIAMS CO              COM               824348106       118        700 SH   X                           700
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SL GREEN RLTY CORP               COM               78440X101     2,446     28,400 SH   X                        28,400
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SUPERVALU INC                    COM               868536103        10      2,000 SH   X                         2,000
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TAIWAN SEMICONDUCTOR MFG LTD     SPONSORED ADR     874039100       246     14,300 SH   X                        14,300
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TD AMERITRADE HLDG CORP          COM               87236Y108        52      2,500 SH   X                         2,500
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TEVA PHARMACEUTICAL INDS LTD     ADR               881624209        83      2,100 SH   X                         2,100
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TIME WARNER INC                  COM NEW           887317303     1,020     17,700 SH   X                        17,700
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TOWERS WATSON & CO               CL A              891894107       402      5,799 SH   X                         5,799
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UNITED STATES STL CORP NEW       COM               912909108        33      1,700 SH   X                         1,700
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VANGUARD INTL EQUITY INDEX F     ALLWRLD EX US     922042775     4,636    100,000 SH   X                       100,000
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VANGUARD INTL EQUITY INDEX F     FTSE EMR MKT ETF  922042858    49,281  1,149,000 SH   X                     1,149,000
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VANGUARD INTL EQUITY INDEX F     FTSE EMR MKT ETF  922042858    31,481    734,000 SH      X                                  734,000
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VANGUARD INTL EQUITY INDEX F     TT WRLD ST ETF    922042858    14,505    300,000 SH      X                                  300,000
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VINA CONCHA Y TORO S A           SPONSORED ADR     927191106        70      1,800 SH   X                         1,800
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VORNADO RLTY TR                  SH BEN INT        929042109        42        500 SH   X                           500
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WELLPOINT INC                    COM               94973V107     1,596     24,100 SH   X                        24,100
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WESTERN DIGITAL CORP             COM               958102105       513     10,200 SH   X                        10,200
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WILLIAMS PARTNERS L P            COM UNIT L P      96950F104        36        700 SH   X                           700
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XEROX CORP                       COM               984121103       333     38,700 SH   X                        38,700
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YUM BRANDS INC                   COM               988498101       180      2,500 SH   X                         2,500
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ZIONS BANCORPORATION             COM               989701107        95      3,800 SH   X                         3,800
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